Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2025
Equity-Accounted Investees
Schedule of investments in associates

	Equity-accounted investees		Share in income of associates accounted for using the equity method			Share in other comprehensive income of associates accounted for using the equity method			Share in total comprehensive income of associates accounted for using the equity method
Associate	As of December 31, 2025	As of December 31, 2024	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	19,611	17,470	4,761	5,721	3,733	—	—	—	4,761	5,721	3,733
Ajay Europe SARL	9,460	6,403	3,065	3,387	4,013	1,675	(643)	382	4,740	2,744	4,395
SAS Adionics (1)	17,177	—	(1,510)	(763)	(985)	2,427	—	—	917	(763)	(985)
Total	46,248	23,873	6,316	8,345	6,761	4,102	(643)	382	10,418	7,702	7,143
(1) See Notes 7.3 a) and 12.1

Schedule of dividends received from associates

					Dividends received for the year ending
Associate	Description of the nature of the relationship	Address	Country of incorporation	Share of ownership in associates	December 31, 2025	December 31, 2024	December 31, 2023
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	—	—	633
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	4,291	2,799	4,013
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	2,877	3,049	4,682
SAS Adionics	Lithium extraction, salt separation, water treatment for production and lithium cleaning.	17 bis Avenue des Andes Les Ulis, 91940	France	20%	—	—	—
Total					7,168	5,848	9,328

Schedule of assets, liabilities, revenue and expenses of associates
The information disclosed reflects the amounts presented in the financial statements of the relevant associates and not the Company's share of those amounts.

	As of December 31, 2025				For the year ended December 31, 2025
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	34,056	17,670	11,770	—	69,395	9,717	—	9,717
Ajay Europe SARL	28,497	3,503	13,063	—	66,346	6,130	48	6,178
SAS Adionics	8,569	12,184	4,639	1,922	1,384	(7,551)	—	(7,551)
Total	71,122	33,357	29,472	1,922	137,125	8,296	48	8,344

	As of December 31, 2024				For the year ended December 31, 2024
	Assets		Liabilities		Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate	Current	Non-current	Current	Non-current
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	28,246	16,438	9,032	—	72,487	11,677	—	11,677
Ajay Europe SARL	27,615	3,953	18,762	—	68,962	6,772	(23)	6,749
Total	55,861	20,391	27,794	—	141,449	18,449	(23)	18,426

	For the year ended December 31, 2023
	Revenue	Net income (loss)	Other comprehensive income	Comprehensive income
Associate
	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	60,019	7,617	—	7,617
Ajay Europe SARL	73,952	8,025	12	8,037
SAS Adionics	4,156	(4,924)	—	(4,924)
Electric Era Technologies, Inc.	674	(3,177)	—	(3,177)
Altilium Metals Ltd	—	(1,912)	—	(1,912)
Total	138,801	5,629	12	5,641